Retirement benefit obligations - Schedule of Movements in Other Post-Retirement Benefits Obligation (Details) - Other post retirement benefit plans defined benefit - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Oher Post-Retirement Benefits Obligation [Line Items]
At 1 January	£ (35)	£ (103)
Actuarial (losses) gains	(11)	68
Insurance premiums paid	3	3
Charge for the year	(1)	(2)
Exchange and other adjustments	0	(1)
At 31 December	£ (44)	£ (35)